Retirement Plan	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Retirement Plan

(5)  Retirement Plan

We provide all of our employees with the opportunity to participate in our retirement savings plan. Our retirement savings plan has been qualified under Section 401(k) of the Internal Revenue Code. Eligible employees are permitted to contribute to the plan through payroll deductions within statutory limitations and subject to any limitations included in the plan. During 2011 and 2010 we contributed $13,156 and $11,232, respectively, in the form of discretionary company matching contributions.